Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (29)	$ (85)
Loans	205	191
Deposits	286	229
Guarantees and commitments	$ 96	$ 154